Headcount	12 Months Ended
Dec. 31, 2021
Number And Average Number Of Employees [Abstract]
Headcount

35. HEADCOUNT

The Group personnel, including that of subsidiaries in the eight Latin American countries where the Group operates, is distributed as follows as of December 31, 2021 and 2020:

	12-31-2021
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Argentina	31	1,883	2,150	4,064
Brazil	65	5,613	3,192	8,870
Colombia	41	2,218	—	2,259
Costa Rica	5	18	11	34
Chile	8	46	3	57
Guatemala	9	85	—	94
Panama	21	35	38	94
Peru	29	960	—	989
Total	209	10,858	5,394	16,461
Average	199	10,943	5,638	16,780

	12-31-2020
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	8	39	4	51
Argentina	35	1,850	2,179	4,064
Brazil	51	5,726	3,746	9,523
Peru	35	908	—	943
Colombia	39	2,111	—	2,150
Total	168	10,634	5,929	16,731
Average	170	10,679	6,120	16,969